Noncontrolling Interests in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interests in Subsidiaries

Noncontrolling interests in subsidiaries of the Company were as follows at December 31:

	December 31,
	2014	2015
Cinemark Partners II — 24.6% interest (in one theatre)	$7,769	$7,753
Laredo Theatres – 25% interest (in two theatres)	1,112	1,761
Greeley Ltd. — 49.0% interest (in one theatre)	589	740
Other	859	851

Total	$10,329	$11,105

Summary of Impact of Changes in Company's Ownership Interest in its Subsidiaries on Its Equity

Below is a summary of the impact of changes in the Company’s ownership interest in its subsidiaries on its equity:

	Year ended December 31,
	2013	2014	2015
Net income attributable to Cinemark USA, Inc.	$149,843	$194,380	$218,532

Transfers from noncontrolling interests

Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Adamark non-controlling interest	(4,618)	—	—

Net transfers from non-controlling interests	(4,618)	—	—

Change from net income attributable to Cinemark USA, Inc. and transfers from noncontrolling interests	$145,225	$194,380	$218,532